CONDENSED CONSOLIDATED STATEMENTS OF MEZZANINE EQUITY AND STOCKHOLDERS' DEFICIT - USD ($)	Forge Nano, Inc. Common Stock	Forge Nano, Inc. Additional Paid-In Capital	Forge Nano, Inc. Accumulated Deficit	Forge Nano, Inc.	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Preferred stock, Beginning balance (in shares) at Dec. 31, 2023				1,594,215
Temporary equity, Additional Paid In Capital, Beginning balance at Dec. 31, 2023				$ 82,150,000
Temporary equity
Issuance of preferred stock				$ 6,290,000
Issuance of preferred stock (in shares)				82,313
Warrants exercised				$ 918,000
Series D preferred stock issuance costs				(1,011,000)
Preferred stock, Ending balance at Dec. 31, 2024
Preferred stock, Ending balance (in shares) at Dec. 31, 2024				1,676,528
Temporary equity, Additional Paid In Capital, Ending balance at Dec. 31, 2024				$ 88,347,000
Balance at Dec. 31, 2023		$ 7,254,000	$ (58,930,000)	(51,676,000)
Beginning balance (in shares) at Dec. 31, 2023	1,617,673
Stockholder's equity
Stock-based compensation expense		620,000		620,000
Issuance of common stock - board of directors compensation		400,000		400,000
Issuance of common stock - board of directors compensation (in shares)	10,600
Warrants exercised		234,000		$ 234,000
Warrants exercised (in shares)	14,808
Exercised				14,808
Net loss			(26,984,000)	$ (26,984,000)
Balance at Dec. 31, 2024		8,508,000	(85,914,000)	$ (77,406,000)
Ending balance (in shares) at Dec. 31, 2024	1,643,081			1,643,081
Preferred stock, Ending balance at Dec. 31, 2024
Preferred stock, Ending balance (in shares) at Dec. 31, 2024				1,676,528
Temporary equity, Additional Paid In Capital, Ending balance at Dec. 31, 2024				$ 88,347,000
Balance at Dec. 31, 2024		8,508,000	(85,914,000)	$ (77,406,000)
Ending balance (in shares) at Dec. 31, 2024	1,643,081			1,643,081
Temporary equity
Issuance of preferred stock				$ 33,933,000
Issuance of preferred stock (in shares)				172,187
Issuance of Series D preferred stock resulting from debt conversion				$ 3,905,000
Issuance of Series D preferred stock resulting from debt conversion (in shares)				19,814
Series D preferred stock issuance costs				$ (88,000)
Preferred stock, Ending balance (in shares) at Mar. 31, 2025				1,868,529
Temporary equity, Additional Paid In Capital, Ending balance at Mar. 31, 2025				$ 126,097,000
Stockholder's equity
Stock-based compensation expense		239,000		239,000
Issuance of common stock - board of directors compensation (in shares)	5,300
Net loss			(13,983,000)	(13,983,000)
Balance at Mar. 31, 2025		8,747,000	(99,897,000)	(91,150,000)
Ending balance (in shares) at Mar. 31, 2025	1,648,381
Preferred stock, Beginning balance at Dec. 31, 2024
Preferred stock, Beginning balance (in shares) at Dec. 31, 2024				1,676,528
Temporary equity, Additional Paid In Capital, Beginning balance at Dec. 31, 2024				$ 88,347,000
Preferred stock, Ending balance (in shares) at Jun. 30, 2025				1,893,153
Temporary equity, Additional Paid In Capital, Ending balance at Jun. 30, 2025				$ 130,372,000
Balance at Dec. 31, 2024		8,508,000	(85,914,000)	$ (77,406,000)
Beginning balance (in shares) at Dec. 31, 2024	1,643,081			1,643,081
Stockholder's equity
Net loss				$ (21,922,000)
Balance at Jun. 30, 2025		8,992,000	(107,836,000)	(98,844,000)
Ending balance (in shares) at Jun. 30, 2025	1,648,381
Preferred stock, Beginning balance at Dec. 31, 2024
Preferred stock, Beginning balance (in shares) at Dec. 31, 2024				1,676,528
Temporary equity, Additional Paid In Capital, Beginning balance at Dec. 31, 2024				$ 88,347,000
Temporary equity
Issuance of preferred stock				$ 45,131,000
Issuance of preferred stock (in shares)				229,006
Issuance of Series D preferred stock resulting from debt conversion				$ 3,905,000
Issuance of Series D preferred stock resulting from debt conversion (in shares)				19,814
Series D preferred stock issuance costs				$ (845,000)
Preferred stock, Ending balance at Dec. 31, 2025
Preferred stock, Ending balance (in shares) at Dec. 31, 2025				1,925,348
Temporary equity, Additional Paid In Capital, Ending balance at Dec. 31, 2025				$ 136,538,000
Balance at Dec. 31, 2024		8,508,000	(85,914,000)	$ (77,406,000)
Beginning balance (in shares) at Dec. 31, 2024	1,643,081			1,643,081
Stockholder's equity
Stock-based compensation expense		851,000		$ 851,000
Issuance of common stock - board of directors compensation		572,000		572,000
Issuance of common stock - board of directors compensation (in shares)	5,300
Issuance of common stock for exercise of stock options		3,000		$ 3,000
Exercised	460			460
Net loss			(43,174,000)	$ (43,174,000)
Balance at Dec. 31, 2025		9,934,000	(129,088,000)	$ (119,154,000)		$ 10	$ (659)	$ (659)
Ending balance (in shares) at Dec. 31, 2025	1,648,841			1,648,841				100
Preferred stock, Beginning balance (in shares) at Mar. 31, 2025				1,868,529
Temporary equity, Additional Paid In Capital, Beginning balance at Mar. 31, 2025				$ 126,097,000
Temporary equity
Issuance of preferred stock				$ 4,803,000
Issuance of preferred stock (in shares)				24,370
Issuance of Series D preferred stock resulting from debt conversion				$ 50,000
Issuance of Series D preferred stock resulting from debt conversion (in shares)				254
Series D preferred stock issuance costs				$ (578,000)
Preferred stock, Ending balance (in shares) at Jun. 30, 2025				1,893,153
Temporary equity, Additional Paid In Capital, Ending balance at Jun. 30, 2025				$ 130,372,000
Balance at Mar. 31, 2025		8,747,000	(99,897,000)	(91,150,000)
Beginning balance (in shares) at Mar. 31, 2025	1,648,381
Stockholder's equity
Stock-based compensation expense		245,000		245,000
Net loss			(7,939,000)	(7,939,000)
Balance at Jun. 30, 2025		8,992,000	(107,836,000)	(98,844,000)
Ending balance (in shares) at Jun. 30, 2025	1,648,381
Preferred stock, Ending balance at Dec. 31, 2025
Preferred stock, Ending balance (in shares) at Dec. 31, 2025				1,925,348
Temporary equity, Additional Paid In Capital, Ending balance at Dec. 31, 2025				$ 136,538,000
Balance at Dec. 03, 2025					$ 0	0	0	$ 0
Stockholder's equity
Net loss							(659)	(659)
Balance at Dec. 31, 2025		9,934,000	(129,088,000)	$ (119,154,000)		10	(659)	$ (659)
Ending balance (in shares) at Dec. 31, 2025	1,648,841			1,648,841				100
Stockholder's equity
Stockholders' deficit				$ (119,154,000)
Issuance of preferred stock				15,800,000
Series D preferred stock issuance costs				$ (561,000)
Preferred stock, Ending balance (in shares) at Mar. 31, 2026				2,015,673
Temporary equity, Additional Paid In Capital, Ending balance at Mar. 31, 2026				$ 151,777,000
Stockholder's equity
Stock-based compensation expense		391,000		391,000
Issuance of common stock - board of directors compensation		19,000		19,000
Issuance of common stock - board of directors compensation (in shares)	2,388
Net loss			(11,676,000)	(11,676,000)			(37,269)	$ (37,269)
Balance at Mar. 31, 2026		10,344,000	(140,764,000)	(130,420,000)		10	(37,928)	(37,928)
Ending balance (in shares) at Mar. 31, 2026	1,636,378
Preferred stock, Beginning balance at Dec. 31, 2025
Preferred stock, Beginning balance (in shares) at Dec. 31, 2025				1,925,348
Temporary equity, Additional Paid In Capital, Beginning balance at Dec. 31, 2025				$ 136,538,000
Temporary equity
Issuance of preferred stock (in shares)				90,325
Preferred stock, Ending balance (in shares) at Jun. 30, 2026				2,190,939
Temporary equity, Additional Paid In Capital, Ending balance at Jun. 30, 2026				$ 185,265,000
Balance at Dec. 31, 2025		9,934,000	(129,088,000)	$ (119,154,000)		10	(659)	$ (659)
Beginning balance (in shares) at Dec. 31, 2025	1,648,841			1,648,841				100
Stockholder's equity
RSA Redemption (in shares)	14,851
Exercised				540
Net loss				$ (32,550,000)				$ (138,061,944)
Balance at Jun. 30, 2026		10,820,000	(161,638,000)	$ (150,818,000)		10	(138,062,603)	$ (138,062,603)
Ending balance (in shares) at Jun. 30, 2026	1,636,918,000			1,636,918				100
Preferred stock, Beginning balance (in shares) at Mar. 31, 2026				2,015,673
Temporary equity, Additional Paid In Capital, Beginning balance at Mar. 31, 2026				$ 151,777,000
Temporary equity
Issuance of preferred stock				$ 34,540,000
Issuance of preferred stock (in shares)				175,266
Series D preferred stock issuance costs				$ (1,052,000)
Preferred stock, Ending balance (in shares) at Jun. 30, 2026				2,190,939
Temporary equity, Additional Paid In Capital, Ending balance at Jun. 30, 2026				$ 185,265,000
Balance at Mar. 31, 2026		10,344,000	(140,764,000)	(130,420,000)		10	(37,928)	$ (37,928)
Beginning balance (in shares) at Mar. 31, 2026	1,636,378
Stockholder's equity
Stock-based compensation expense		471,000		471,000
Issuance of common stock for exercise of stock options	$ 540,000	5,000		5,000
Net loss			(20,874,000)	(20,874,000)			(138,024,675)	(138,024,675)
Balance at Jun. 30, 2026		$ 10,820,000	$ (161,638,000)	$ (150,818,000)		$ 10	$ (138,062,603)	$ (138,062,603)
Ending balance (in shares) at Jun. 30, 2026	1,636,918,000			1,636,918				100